Intangible and other long-term assets (Schedule of Reconciliation between Opening and Closing Balances) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Balance	$ 2,471,548	$ 2,544,273
Additions		(80,131)
Low	(122,487)
Adjustment effect of the year	(49,009)	7,406
Balance	2,300,052	2,471,548
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	4,841,423	4,810,053
Additions	10,087	45,253
Low	(122,487)
Adjustment effect of the year	(56,520)	(13,883)
Balance	4,672,503	4,841,423
Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	(2,369,875)	(2,265,780)
Additions	(10,087)	(125,384)
Adjustment effect of the year	7,511	21,289
Balance	$ (2,372,451)	$ (2,369,875)